Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Summary of other assets	Other assets consisted of the following:

	December 31, 2025	December 31, 2024
Current tax assets ...........................................................................................................................	$18	$21
VAT receivables ..............................................................................................................................	41	37
Commercial agreement assets ....................................................................................................	155	65
Derivatives ........................................................................................................................................	21	10
Accrued income ..............................................................................................................................	70	78
Prepaid expenses ...........................................................................................................................	49	28
Equity investments .........................................................................................................................	15	24
Collateral for derivatives ...............................................................................................................	14	69
Securitization partner receivable ................................................................................................	54	—
Other receivables ............................................................................................................................	50	32
Total ...................................................................................................................................................	$487	$364